UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England            February 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          12

Form 13F Information Table Value Total:   $ 607,771
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

----          -------------------               ------------------------------

                           FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2        COLUMN 3     COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT    PRN CALL   DISCRETION  MNGRS  SOLE  SHARED     NONE
AMERICA MOVIL SAB DE CV       SPON ADR L SHS   02364W105     8,998      290,349 SH          Sole       None           290,349
CME GROUP INC                 COM              12572Q105    71,923      345,600 SH          Sole       None           345,600
DIRECTV GROUP INC             COM              25459L106     8,477      370,000 SH          Sole       None           370,000
LIBERTY MEDIA CORP NEW        ENT COM SER A    53071M500     8,618      493,000 SH          Sole       None           493,000
MASTERCARD INC                CL A             57636Q104    54,873      383,917 SH          Sole       None           383,917
NDS GROUP PLC                 SPONSORED ADR    628891103    83,528    1,456,708 SH          Sole       None         1,456,708
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR    68370R109    11,439    1,597,640 SH          Sole       None         1,597,640
PARTNERRE LTD                 COM              G6852T105    58,300      818,011 SH          Sole       None           818,011
POTASH CORP SASK INC          COM              73755L107    14,131      193,000 SH          Sole       None           193,000
SCHLUMBERGER LTD              COM              806857108    15,450      365,000 SH          Sole       None           365,000
UNION PAC CORP                COM              907818108   126,072    2,637,487 SH          Sole       None         2,637,487
VISA INC                      COM CL A         92826C839   145,962    2,782,887 SH          Sole       None         2,782,887





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